Summary of Changes in the Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Valuation allowance as of beginning of year	$ 24,006	$ 18,744	$ 12,748
Decreases recorded as benefit to income tax provision	0	0	0
Increases recorded to income tax provision	6,351	5,262	5,996
Valuation allowance as of end of year	$ 30,357	$ 24,006	$ 18,744